Shareholders’ Equity	6 Months Ended
Dec. 31, 2023
Shareholders’ equity [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Shares Reverse Split

On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022. All share amounts have been retroactively restated to reflect increase in authorized shares and shares reverse split. Upon execution of the 40-for-1 reverse share stock split, the Company recognized additional 25,756 ordinary shares due to round up adjustment.

Share Capital Amendment

On March 24, 2023, the Shareholders of the Company approved the alteration of the authorized issued share capital of the Company from (i) US$32,000,000 divided into 800,000,000 Ordinary Shares with a par value of US$0.04 each; to (ii) 700,000,000 Class A Ordinary Shares with a par value of $0.04 each and 100,000,000 Class B Ordinary Shares with a par value of US$0.04 each, in each case having the rights and subject to the restrictions set out in the Fifth Amended and Restated Memorandum of Association and Articles of Association of the Company and (ii) reconversion of the 1,200,000 Class A Ordinary Shares into Class B Ordinary Shares. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

The holders of Class A ordinary Shares and Class B ordinary shares shall have the same rights except for voting and conversion rights. The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held and the holders of Class B ordinary shares shall have ten vote in respect of each Class B ordinary share held. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Sale of Class A Ordinary Shares

On September 14, 2022, the Company entered into a securities purchase agreement (the “SPA 3”) with certain institutional investors for a registered direct offering of Class A ordinary shares and warrants. Each unit consists of one Class A ordinary share and one warrant to purchase one Class A ordinary share. The purchase price per unit is $3.20. The gross proceeds from the sale of the securities, before deducting placement agent fees and other estimated offering expenses payable by the Company, was approximately $5.6 million. The Company issued to the investors an aggregate of 1,750,000 Class A ordinary shares and warrants to purchase an aggregate of 1,750,000 Class A ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Class A Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Class A Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022.

On December 20, 2022, the Company entered into certain securities purchase agreement (the “SPA 4”) with a certain “accredited investor” (the “Purchaser”) as such term is defined in Rule 501(a) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 1,200,000 Class A ordinary shares, (the “Shares”) par value $0.04 per share (the “Class A Ordinary Shares”), at a per share purchase price of $1.25 (the “Offering”). The gross proceeds to the Company from this offering was $1.5 million. The issuance and sale of the Shares is exempted from the registration requirements of the Securities Act pursuant to Regulation D promulgated thereunder and will be issued as restricted securities. The Offering closed on January 22, 2023.

On November 8, 2023, the Company entered into a certain securities purchase agreement with Vast Ocean Inc., the largest shareholder of the Company, pursuant to which the Company agreed to sell 1,120,000 Class A ordinary shares, par value $0.04 per share, at a per share purchase price of $0.25 (the “Offering”). This Offering was unanimously approved by the audit committee of the board of directors of the Company consisting only of independent directors. The gross proceeds to the Company from this Offering are $280,000, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 9, 2023.

On November 20, 2023, the Company entered into certain securities purchase agreement (the “SPA 6”) with Vast Ocean Inc. (the “Purchaser”), the largest shareholder of the Company, as such term is defined in Section 4(a)(2) of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 2,000,000 Class A ordinary shares, (the “Shares”) par value $0.04 per share (the “Class A Ordinary Shares”), at a per share purchase price of $0.25 (the “Offering”). The gross proceeds to the Company from this offering was $500,000, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 21, 2023.

On December 28, 2022, the Company entered into certain securities purchase agreement (the “SPA7”) with a certain sophisticated investor (the “Purchaser”) as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell 1,500,000 ordinary shares (the “Shares”) par value $0.04 per share, at a per share purchase price of $0.4 (the “Offering”). The gross proceeds to the Company from this Offering will be approximately $600,000. The Offering closed on January 26, 2024 upon satisfaction of all closing conditions.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted Class A ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In April 2022, the Company granted an aggregate of 3,000 restricted Class A ordinary shares, which were issued with a fair value of $27,360 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2022 to March 31, 2023.

In June 2022, the Company granted an aggregate of 2,500 restricted Class A ordinary shares, which were issued with a fair value of $13,000 to Mr. Biao Lu, the Company’s CAO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from June 16, 2022 to June 15, 2023.

In August 2022, the Board granted an aggregate of 7,500 restricted Class A ordinary shares, which were issued with a fair value of $36,000 to Ms. Wei Zhang, the Company’s chairwoman and Mr. Farhan Qadir, the Company’s former CEO, pursuant to their employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2022 to August 8, 2023. The Board approved that these shares were all vested in February 2023 when the Company’s former CEO resigned from the Company.

In February 2023, the Company granted an aggregate of 50,000 restricted Class A ordinary shares, which were issued with a fair value of $81,800 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2023 to February 13, 2024.

In April 2023, the Company granted an aggregate of 3,000 restricted Class A ordinary shares, which were issued with a fair value of $5,490 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2023 to March 31, 2024.

In August 2023, the Company granted an aggregate of 5,000 restricted Class A ordinary shares, which will be issued with a fair value of $6,400 to Ms. Wei Zhang, the Company’s chairwoman, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2023 to August 8, 2024.

For the six months ended December 31, 2023 and 2022, the Company recognized approximately $48,000 and $30,000 compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2022	4,646	$7.20	$-
Forfeited	(2,396)	$5.20	-
Granted	60,500	$2.04	-
Vested	(28,833)	$3.00	-
Unvested as of June 30, 2023	33,917	$1.69	$-
Forfeited	-	$-	-
Granted	5,000	$1.28	-
Vested	(29,000)	$1.67	-
Unvested as of December 31, 2022 (Unaudited)	9,917	$1.55	$-

Class A Ordinary Shares Issued for Compensation

In November 2022, the Board granted an aggregate of 300,000 Class A ordinary shares, which were issued with a fair value of $240,000, determined using the closing price of $0.80 on November 29, 2022, to seven employees under the 2021 Plan. These shares vested immediately upon grant.

In May 2023, the Board granted an aggregate of 197,500 Class A ordinary shares, which were issued with a fair value of $308,100, determined using the closing price of $1.56 on May 1, 2023, to a former management under the 2023 Plan. These shares vested immediately upon grant.

In May 2023, the Board granted an aggregate of 1,742,000 Class A ordinary shares, which were issued with a fair value of $2,282,020, determined using the closing price of $1.31 on May 31, 2023, to nine managements and employees under the 2023 Plan. These shares vested immediately upon grant.

For the six months ended December 31, 2023 and 2022, the Company recorded $0 and approximately $0.2 million stock compensation expense related to Class A ordinary shares grants, respectively.

Class A Ordinary Shares Issued for Services

In December 2022, the Board granted an aggregate of 1,500,000 Class A ordinary shares with a fair value of $1,065,000, determined using the closing price of $0.71 on December 19, 2022, to four service providers. The value of these shares is being amortized over the service from December 19, 2022 to December 18, 2023.

In March 2023, the Board granted an aggregate of 1,800,000 Class A ordinary shares with a fair value of $3,312,000, determined using the closing price of $1.84 on March 27, 2023, to four service providers. The value of these shares has certain vesting conditions to be performed by the service providers. The value of these shares is being amortized over the service from October 2023 to March 2024.

For the six months ended December 31, 2023 and 2022, the Company amortized approximately $2.1 million and $4,000 stock compensation expense related to services, respectively.

Class A Ordinary Shares Issued for Acquisitions

In August 2020, the Company issued 151,508 Class A ordinary shares to a third party to purchase certain machinery and equipment for stage performance and the Class A ordinary shares were valued using the closing price of the Company’s Class A ordinary shares on August 20, 2020 at $25.20 per share.

In February 2021, the Company issued 45,371 Class A ordinary shares to a third party to purchase certain copyrights to be used in the Company’s Color World platform and the Class A ordinary shares were valued using the closing price of the Company’s Class A ordinary shares on January 29, 2021, last trading day prior to the acquisition at $34.00 per share.

In March 2023, the Company issued 2,400,000 Class A ordinary shares to a third party to purchase certain copyrights to be used in the Company’s Color World platform and the Class A ordinary shares were valued at $.3.6. million using the fair value of the copyrights obtained.

In May 2023, the Company entered into a certain concert cooperation agreement (“Agreement”) by and among Rich America Inc., an Ohio corporation, (“Rich America”), Color Star DMCC and the Company. Pursuant to the Agreement, Rich America agreed to have certain music artists represented by Rich America perform at nine concert events organized by Color Star to be held between May 2023 and March 2024 (the “Concerts’) for an aggregate consideration of US$8,000,000, to be paid in 6,400,000 restricted Class A Ordinary Shares, par value $0.04 per share, of the Company (the “Shares”). The shares were valued at $1.25 per Class A ordinary shares and issued in July 2024.

In December 2023, the Company issued 24,000,000 of restricted Class A ordinary shares to a vendor in exchange for the Artist’s right, title and interests in and to 24 pieces of music works created by the vendor. The shares were valued at $0.30 per Class A ordinary shares with total consideration of $7,200,000.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2022	1,853,170	$35.20	3.00
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	(421,312)	$1.21
June 30, 2023	3,224,983	$16.75	3.30
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
December 31, 2022 (Unaudited)	3,224,983	$16.75	2.8